Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the year	$ (6,643,051)	$ (5,844,700)	[1]	$ (29,589,382)	[1]
Currency translation differences from continuing operations	1,068,206	(105,112)		(95,726)
Currency translation differences from discontinued operations	6,444	(17,449)		(35,134)
Remeasurements of defined benefit plan, net of tax	(268,626)	(271,578)		3,486
Total comprehensive loss for the year	(5,837,027)	(6,238,839)		(29,716,756)
Attributable to:
Equity holders of the Company from continuing operation	(4,508,395)	(6,257,212)		(29,644,991)
Equity holders of the Company from discontinued operation	(1,350,479)	2,016		(52,855)
Non-controlling interests	21,847	16,357		(18,910)
Comprehensive income	$ (5,837,027)	$ (6,238,839)		$ (29,716,756)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.